Prepaid Expenses and Other Assets - Summary of Prepaid Expenses and Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Prepaid Expenses:
Prepaid expenses	$ 38,881	$ 44,130
Amounts prepaid to related parties	81,725	83,144
Other current prepaid expenses	120,606	127,274
Non-current prepaid Expenses:
Prepaid Foreign Tax Noncurrent	348,171	0
Other	500	0
Other non-current prepaid expenses	$ 348,671	$ 0